Long-term bank loans - Pre - Existing Loan Facilities Part I (Details Narrative) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended		8 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	May 30, 2023 USD ($)	Jul. 12, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Aug. 31, 2021 USD ($)	Oct. 04, 2023 USD ($)	Sep. 30, 2023 USD ($)	Oct. 31, 2018 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)
SEB $30,000 Facility [Member]
Line of Credit Facility, Initiation Date														May 25, 2023
Proceeds from Lines of Credit			$ 30,000
Description of scope, credit facility														to replenish the funds used in May 2023 to prepay the then outstanding loan facility of the vessel Star Aquarius, and the then outstanding lease amount of the vessel Star Pisces
Number of Loan Tranches														2
Repayment installment														20
Line of Credit Facility, Frequency of Payments														quarterly
Line of Credit Facility, Periodic Payment														$ 413
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 6,750
Line of credit facility, maturity date														May 2028
Description of collateral														secured by first priority mortgages on the vessels Star Aquarius and Star Pisces
Nordea $50,000 Facility [Member]
Line of Credit Facility, Initiation Date														Jul. 10, 2023
Proceeds from Lines of Credit				$ 50,000
Description of scope, credit facility														to replenish the funds used in May 2023 to prepay the then aggregate outstanding loan amount of the vessels Star Eleni and Star Leo
Number of Loan Tranches														2
Repayment installment														20
Line of Credit Facility, Frequency of Payments														quarterly
Line of credit facility, maturity date														July 2028
Description of collateral														secured by first priority mortgages on the vessels Star Eleni and Star Leo
Nordea $50,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility, Periodic Payment														$ 545
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														14,100
Nordea $50,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility, Periodic Payment														528
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 14,440
ESUN $140,000 Facility [Member]
Line of Credit Facility, Initiation Date														Sep. 26, 2023
Proceeds from Lines of Credit									$ 140,000
Description of scope, credit facility														to replenish the funds used to prepay the then aggregate outstanding lease amounts of the vessels Mackenzie, Kennadi, Honey Badger, Wolverine, Star Antares, Gargantua, Goliath and Maharaj
Repayment installment														28
Line of Credit Facility, Frequency of Payments														quarterly
Line of Credit Facility, Periodic Payment														$ 3,825
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 32,900
Line of credit facility, maturity date														October 2030
Description of collateral														is secured by first priority mortgages on the aforementioned vessels
Amended and restated ING Facility [Member] | Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona [Member]
Proceeds from Lines of Credit						$ 70,000
Description of scope, credit facility														to refinance all outstanding amounts under the then existing lease agreements of the vessels Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona
Number of Loan Tranches														6
Repayment installment														24
Line of Credit Facility, Frequency of Payments														quarterly
Amended and restated ING Facility [Member] | Madredeus, Star Vega and Eneti [Member]
Description of scope, credit facility														to refinance the amounts under the then existing lease agreements of the vessels Star Subaru, Star Bovarius, Star Carioca, Star Capoeira, Star Macarena, Star Lambada and Star Athena acquired from Eneti Inc. and the Star Vega and to refinance the then outstanding loan amount of the vessel Madredeus
Number of Loan Tranches														9
Repayment installment														20
Line of Credit Facility, Frequency of Payments														quarterly
Line of credit facility, maturity date														due five years after their drawdown
Debt instrument, prepayment amount												$ 9,139					$ 9,111
Amended and restated ING Facility [Member] | Madredeus, Star Vega and Eneti [Member] | Minimum [Member]
Proceeds from Lines of Credit					$ 9,895
Line of Credit Facility, Periodic Payment														$ 261
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														1,649
Amended and restated ING Facility [Member] | Madredeus, Star Vega and Eneti [Member] | Maximum [Member]
Proceeds from Lines of Credit					$ 12,368
Line of Credit Facility, Periodic Payment														412
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														6,746
Amended and restated ING Facility [Member] | Tranche A [Member] | Star Magnanimus and Star Alessia [Member]
Proceeds from Lines of Credit	$ 32,100
Line of Credit Facility, Periodic Payment														535
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														17,120
Amended and restated ING Facility [Member] | Tranche B [Member] | Star Magnanimus and Star Alessia [Member]
Proceeds from Lines of Credit		$ 17,400
Line of Credit Facility, Periodic Payment														311
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 8,700
Amended and restated ING Facility [Member] | Tranche A and B [Member]
Proceeds from Lines of Credit											$ 22,500
Description of scope, credit facility														to refinance the outstanding amount under the then existing loan agreement of the vessels Peloreus and Leviathan
Number of Loan Tranches														2
Repayment installment														28
Line of Credit Facility, Frequency of Payments														quarterly
Line of Credit Facility, Periodic Payment														$ 469
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 9,375
Amended and restated ING Facility [Member] | Tranche A and B [Member] | Star Magnanimus and Star Alessia [Member]
Description of scope, credit facility														to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Magnanimus and Star Alessia
Number of Loan Tranches														2
Repayment installment														28
Line of Credit Facility, Frequency of Payments														quarterly
Line of credit facility, maturity date														due in seven years after the drawdown date
Amended and restated ING Facility [Member] | Tranche A and B [Member] | Star Elizabeth and Star Pavlina [Member]
Proceeds from Lines of Credit								$ 20,000
Description of scope, credit facility														due five years after their drawdown and were used to finance part of the acquisition cost of the vessels Star Elizabeth and Star Pavlina
Number of Loan Tranches														2
Repayment installment														20
Line of Credit Facility, Frequency of Payments														quarterly
Line of Credit Facility, Periodic Payment														$ 294
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 14,118
Debt instrument, prepayment amount																			$ 18,235
Amended and restated ING Facility [Member] | Tranche C and D [Member] | Peloreus and Leviathan [Member]
Proceeds from Lines of Credit							$ 1,400
Description of scope, credit facility														to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan
Number of Loan Tranches														2
Repayment installment														16,000
Line of Credit Facility, Frequency of Payments														quarterly
Line of Credit Facility, Periodic Payment														$ 88
Amended and restated ING Facility [Member] | Tranche C and D [Member] | Star Magnanimus and Star Alessia [Member]
Proceeds from Lines of Credit													$ 1,400
Description of scope, credit facility														to finance the acquisition and installation of scrubber equipment for the vessels Star Magnanimus and Star Alessia
Number of Loan Tranches														2
Repayment installment														16
Line of Credit Facility, Frequency of Payments														quarterly
Line of Credit Facility, Periodic Payment														$ 88
Fifth amended and restated ING Facility with ING Bank N.V. [Member]
Proceeds from Lines of Credit										$ 15,000
Description of scope, credit facility														to refinance the outstanding amount under the then existing lease agreement of the vessel Star Lutas
Repayment installment														20
Line of Credit Facility, Frequency of Payments														quarterly
Line of Credit Facility, Periodic Payment														$ 405
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 6,892
Line of credit facility, maturity date														September 2028
Sixth amended and restated ING Facility with ING Bank N.V. [Member]
Proceeds from Lines of Credit												$ 62,000
Description of scope, credit facility														to finance part of the Second Oaktree Share Repurchase
Line of credit facility, maturity date														November 2024
Debt instrument, prepayment amount															$ 53,500	$ 3,000		$ 3,500
ING Facility [Member]
Description of collateral														is secured by the vessels Peloreus, Leviathan, Star Magnanimus, Star Alessia, Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame, Star Mona, Star Elizabeth, Madredeus, Star Vega, Star Capoeira, Star Carioca, Star Subaru, Star Lambada, Star Macarena and Star Lutas